NATIONWIDE VARIABLE INSURANCE TRUST
NVIT BlueprintSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT BlueprintSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT BlueprintSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT BlueprintSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT BlueprintSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT BlueprintSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT BlueprintSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated July 26, 2023
to the Statement of Additional Information dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the list of underlying mutual funds that are part of the Nationwide group of funds (the “Nationwide Funds”) and exchange-traded funds that are affiliated with the Nationwide Funds in which the Funds may currently invest beginning on page 2 of the SAI is deleted in its entirety and replaced with the following:

NVIT Amundi Multi Sector Bond Fund	NVIT Emerging Markets Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Government Money Market Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund	NVIT GS Emerging Markets Equity Insights Fund
Nationwide Bond Fund	NVIT GS International Equity Insights Fund
Nationwide Bond Portfolio	NVIT GS Large Cap Equity Fund
Nationwide Fundamental All Cap Equity Portfolio	NVIT GS Small Cap Equity Insights Fund
Nationwide Inflation-Protected Securities Fund	NVIT International Index Fund
Nationwide International Small Cap Fund	NVIT J.P. Morgan U.S. Equity Fund
Nationwide Loomis Core Bond Fund	NVIT Mid Cap Index Fund
Nationwide Multi-Cap Portfolio	NVIT S&P 500 Index Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Loomis Short Term Bond Fund
NVIT Bond Index Fund	NVIT Small Cap Index Fund
NVIT Core Bond Fund	NVIT U.S. 130/30 Equity Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE